Segment information	12 Months Ended
Dec. 31, 2018
Segment information
Segment information

5.          Segment information

DISAGGREGATION OF REVENUE FROM CONTRACTS WITH CUSTOMERS

The Group is engaged principally in the computer-aided design, manufacturing and trading of integrated circuits. The Group’s chief operating decision makers have been identified as the Co-Chief Executive Officers, who review consolidated results when making decisions about resources allocation and assessing performance of the Group. The Group operates in one segment. The measurement of segment profits is based on profit from operation as presented in the statements of profit or loss and other comprehensive income.

The Group deriving revenue from the transfer of goods and services only at a point in time in the three geographical areas — United States, Europe, and Asia Pacific. The Group’s operating revenue from customers, based on the location of their headquarters, is detailed below.

	Revenue from external customers
	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
At a point in time	USD’000	USD’000	USD’000
United States(1)	1,062,134	1,240,906	858,858
Mainland China and Hong Kong	1,985,292	1,465,553	1,447,427
Eurasia(2)	312,558	394,716	607,895
	3,359,984	3,101,175	2,914,180

(1)	Presenting the revenue to those companies whose headquarters are in the United States, but ultimately selling and shipping the products to their global customers.
(2)	Not including Mainland China and Hong Kong.

The Group’s operating revenue transferred by product and service type only at a point in time is detailed below:

	Revenue from external customers
	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
At a point in time	USD’000	USD’000	USD’000
Sales of wafers	3,031,770	3,038,947	2,803,819
Mask making, testing and others(1)	328,214	62,228	110,361
	3,359,984	3,101,175	2,914,180

(1)

Including the recognized technology licensing revenue of US$163.8 million for the year ended December 31, 2018. The technology licensing internally developed and not capitalized was authorized to Semiconductor Manufacturing Electronics (Shaoxing) Corporation (“SMEC”, an associate of the Group) with no related cost of sales recognized by the Group.

Liabilities related to contracts with customes

The group has recognized the liabilities related to contracts with customers as contract liabilities of US$44.1 million as of December 31, 2018 (December 31, 2017: US$43.0 million and December 31, 2016: US$42.9 million). The contract liabilities comprises of the prepayments received from customers, to which wafers have not been transferred. Revenue recognized that was included in the contract liabilities balance at the beginning of the year was US$43.0 million (2017: US$42.9 million and 2016: US$56.7 million).

Unsatisfied performance obligations

The Group selected to choose a practical expedient and omitted disclosure of remaining performance obligations as all related contracts have a duration of one year or less.

Segment assets

The Group’s business is characterized by high fixed costs relating to advanced technology equipment purchases, which result in correspondingly high levels of depreciation expenses. The Group will continue to incur capital expenditures and depreciation expenses as it equips and ramps-up additional fabs and expand its capacity at the existing fabs. The following table summarizes property, plant and equipment of the Group by geographical location. As of December 31, 2018, 2017 and 2016, substantially all of the non-current assets other than financial instruments, deferred tax assets and property, plant and equipment listed below of the Group were located in Mainland China.

	Property, plant and equipment
	Year ended	Year ended	Year ended
	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
United States	15	45	69
Europe	1,603	137,778	125,339
Asia(1)	66	117	97
Hong Kong	2,415	2,618	2,839
Mainland China	6,773,871	6,382,845	5,559,013
	6,777,970	6,523,403	5,687,357

(1)	Not including Mainland China and Hong Kong